Share-Based Compensation - Summary of Stock Option Activity under 2014 Plan and 2021 Plan (Detail) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Disclosure [Abstract]
Number of options, Outstanding at the beginning of the period	[1]	20,525,332
Stock option award granted	[1]	7,983,650
Exercise of stock options, share	[1]	3,627,103
Number of options, Forfeited	[1]	5,387,677
Number of options, Outstanding at the end of the period	[1]	19,494,202	20,525,332
Number of options, Exercisable at the end of the period	[1]	14,496,437
Weighted average exercise price, Outstanding at the beginning of the period	[1]	$ 0.71
Weighted average exercise price, Granted	[1]	6.05
Weighted average exercise price, Exercised	[1]	0.58
Weighted average exercise price, Forfeited	[1]	3.82
Weighted average exercise price, Outstanding at the end of the period	[1]	1.95	$ 0.71
Weighted average exercise price, Exercisable at the end of the period	[1]	$ 0.84
Weighted average remaining contractual term (in years)	[1]	6 years 10 months 17 days	6 years 9 months 3 days
Weighted average remaining contractual term (in years) Exercisable at the end of the period	[1]	6 years 1 month 2 days
Aggregate intrinsic value, Outstanding	[1],[2]	$ 19,214	$ 153,934
Aggregate intrinsic value, Exercisable at the end of the period	[1],[2]	$ 18,358

[1]	Number of options and the weighted average exercise price have been adjusted to reflect the exchange of Old Talkspace’s common stock for Talkspace’s common stock at an exchange ratio of approximately 1.134140 in June 2021 as a result of the Business Combination. See Note 3, “Business Combination” in the notes to the consolidated financial statements for further details.
[2]	The aggregate intrinsic value of options outstanding at end of the year and options exercisable at end of the year does not include 4,459,905 and 515,313 options that are out of the money, respectively.